N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT NO. 301
Entity Central Index Key	0000356076
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges for Early Withdrawals	There is no contingent withdrawal charge if you surrender or withdraw money from the Certificate. For additional information about charges see “Charges and expenses” in the Prospectus.
Transaction Charges
You may be charged for other transactions (if you elect an annuity payout option).

For additional information about transaction charges see “Annuity administrative charge” and “Charges for state premium and other applicable taxes” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses (annual charges)
The following tables describe the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base contract (1)	0.39%	0.39%
	Investment options (2) (Portfolio fees and expenses)	0.57%	1.40%
	Participant Service Charge (3)	$ 15.00	$ 30.00

(1)
Expressed as an annual percentage of average daily net assets in the variable investment options. The base contract expense includes an administrative charge (0.25%) and fund related other expenses (0.14%). The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.14% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2022. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2022.
(2)
Expressed as an annual percentage of average daily net assets in the Portfolios. Portfolio fees and expenses may be based, in part, on estimated amounts of such expenses.
(3)  We deduct this fee on a quarterly basis per participant.

Because the Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Certificate, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate.

Lowest Annual Cost $ 908	Highest Annual Cost $ 1,627
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Base contract, Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive Base contract, Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals
For additional information about ongoing fees and expenses see “Fee table” in the Prospectus.

Charges for Early Withdrawals [Text Block]	There is no contingent withdrawal charge if you surrender or withdraw money from the Certificate. For additional information about charges see “Charges and expenses” in the Prospectus.
Transaction Charges [Text Block]
You may be charged for other transactions (if you elect an annuity payout option).

For additional information about transaction charges see “Annuity administrative charge” and “Charges for state premium and other applicable taxes” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)
The following tables describe the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base contract (1)	0.39%	0.39%
	Investment options (2) (Portfolio fees and expenses)	0.57%	1.40%
	Participant Service Charge (3)	$ 15.00	$ 30.00

(1)
Expressed as an annual percentage of average daily net assets in the variable investment options. The base contract expense includes an administrative charge (0.25%) and fund related other expenses (0.14%). The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.14% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2022. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2022.
(2)
Expressed as an annual percentage of average daily net assets in the Portfolios. Portfolio fees and expenses may be based, in part, on estimated amounts of such expenses.
(3)  We deduct this fee on a quarterly basis per participant.

Because the Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Certificate, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate.

Lowest Annual Cost $ 908	Highest Annual Cost $ 1,627
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Base contract, Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive Base contract, Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals
For additional information about ongoing fees and expenses see “Fee table” in the Prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.39%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.39%	[1]
Base Contract (N-4) Footnotes [Text Block]
Expressed as an annual percentage of average daily net assets in the variable investment options. The base contract expense includes an administrative charge (0.25%) and fund related other expenses (0.14%). The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.14% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2022. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2022.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.57%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.40%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of average daily net assets in the Portfolios. Portfolio fees and expenses may be based, in part, on estimated amounts of such expenses.
Lowest and Highest Annual Cost [Table Text Block]

Because the Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Certificate, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate.

Lowest Annual Cost $ 908	Highest Annual Cost $ 1,627
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Base contract, Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive Base contract, Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals
For additional information about ongoing fees and expenses see “Fee table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 908
Highest Annual Cost [Dollars]	$ 1,627
Risks [Table Text Block]

RISKS
Risk of Loss
The Certificate is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the Certificate” in the Prospectus.

Not a Short-Term Investment
The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash because it is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Certificate as a short-term investment or savings vehicle. Any withdrawals may be subject to federal and state income taxes and penalties.

For additional information about the investment profile of the contract see “Fee table” in the Prospectus.

Risks Associated with Investment Options
An investment in the Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Certificate, each of which has its own unique risks. You should review the investment options available under the Certificate before making an investment decision.

For additional information about the risks associated with investment options see “Portfolios of the trusts” in “Investment options” and “Appendix: Portfolio Companies Available Under the Contract” later in the Prospectus.

Insurance Company Risks
An investment in the Certificate is subject to the risks related to the Company. The Company is solely responsible to the Certificate owner for the Certificate’s account value. The general obligations under the Certificate, including the guaranteed interest option, are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained upon request by calling
1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

You may transfer accumulated amounts among the investment options under your contract at any time and in any amount, subject to certain transfer limitations described later in this Prospectus.

For more information see “About Separate Account No. 301” in “More information” in the Prospectus.

For additional information about the investment options see “Investment options” in the Prospectus.

Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract. For additional information about tax implications see “Tax information” in the Prospectus.
Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the Certificate, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the certificates” in “More information” in the Prospectus.

Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your Certificate if you determine, after comparing the features, fees, and risks of both contracts/certificates, that it is preferable to purchase the new contract rather than continue to own your existing Certificates.
Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees and expenses that you will pay when enrolling in, owning, surrendering or making withdrawals from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you purchase the contract, make certain withdrawals, or purchase an annuity payout option. State premium taxes may also be deducted.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None

SEP and SIMPLE enrollment fee (1)	$ 25

Administrative fee if you purchase an annuity payout option	$ 350

Withdrawal Charge	None
Transfer Fee	None

(1)	We charge a one time non-refundable enrollment fee of $25 for each participant in a SEP or SIMPLE IRA. Unless otherwise paid by your employer, we collect this fee from your initial contribution.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including underlying Trust portfolio fees and expenses).

Annual Contract Expenses

Base contract expenses (expressed as an annual percentage) (1)	0.39%
Quarterly Participant Service Charge (2)	$7.50

(1)
The base contract expense includes an administrative charge (0.25%) and fund related other expenses (0.14%). The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.14% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2022. These expenses may be higher or lower based on the expenses incurred by the Funds during the fiscal year ended December 31, 2022.

(2)
This charge is to reimburse us for certain administrative charges. For SEP and SIMPLE IRA, the charge is up to $15 per year. For regular IRA, Roth IRA and TSA Certificates, the minimum charge is $12 per year and the maximum charge is up to $30 per year. See “Participant service charge” in “Charges and expenses” later in this prospectus for more information.

The next item shows the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the contract. A complete list of portfolios available under the contact, including their annual expenses, may be found at the back of this document.
See
“APPENDIX: Portfolio Companies Available Under the Contract.”

Annual Portfolio Expenses
(expenses that are deducted from portfolio assets including management	Minimum	Maximum
fees, 12b-1 fees, service fees, and/or other expenses) (1)	0.57%	1.40%

(1)	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses.

Example

These examples are intended to help you compare the cost of investing in the 300+ contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual portfolio fees and expenses.

Separate Account No.
 301.
These examples assume that you invest $100,000 in the Funds in Separate Account No. 301 under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period:	$1,877	$5,753	$9,869	$21,315
If you annuitize at the end of the applicable time period:	$2,227	$6,103	$10,219	$21,665
If you do not surrender your contract:	$1,877	$5,753	$9,869	$21,315

Transaction Expenses [Table Text Block]

The following tables describe the fees and expenses that you will pay when enrolling in, owning, surrendering or making withdrawals from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you purchase the contract, make certain withdrawals, or purchase an annuity payout option. State premium taxes may also be deducted.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None

SEP and SIMPLE enrollment fee (1)	$ 25

Administrative fee if you purchase an annuity payout option	$ 350

Withdrawal Charge	None
Transfer Fee	None

(1)	We charge a one time non-refundable enrollment fee of $25 for each participant in a SEP or SIMPLE IRA. Unless otherwise paid by your employer, we collect this fee from your initial contribution.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 350
Other Transaction Fee, Current [Dollars]	$ 25	[3]
Other Transaction Fee, Current [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We charge a one time non-refundable enrollment fee of $25 for each participant in a SEP or SIMPLE IRA. Unless otherwise paid by your employer, we collect this fee from your initial contribution.
Base Contract Expense (of Average Account Value), Current [Percent]	0.39%	[4]
Base Contract Expense, Footnotes [Text Block]	The base contract expense includes an administrative charge (0.25%) and fund related other expenses (0.14%). The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.14% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2022. These expenses may be higher or lower based on the expenses incurred by the Funds during the fiscal year ended December 31, 2022.
Other Annual Expense, Current [Dollars]	$ 7.5	[5]
Other Annual Expense, Footnotes [Text Block]	This charge is to reimburse us for certain administrative charges. For SEP and SIMPLE IRA, the charge is up to $15 per year. For regular IRA, Roth IRA and TSA Certificates, the minimum charge is $12 per year and the maximum charge is up to $30 per year. See “Participant service charge” in “Charges and expenses” later in this prospectus for more information.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the contract. A complete list of portfolios available under the contact, including their annual expenses, may be found at the back of this document.
See
“APPENDIX: Portfolio Companies Available Under the Contract.”

Annual Portfolio Expenses
(expenses that are deducted from portfolio assets including management	Minimum	Maximum
fees, 12b-1 fees, service fees, and/or other expenses) (1)	0.57%	1.40%

(1)	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses.

Portfolio Company Expenses [Text Block]	(expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)
Portfolio Company Expenses Minimum [Percent]	0.57%	[6]
Portfolio Company Expenses Maximum [Percent]	1.40%	[6]
Portfolio Company Expenses, Footnotes [Text Block]	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses.
Surrender Example [Table Text Block]
Example

These examples are intended to help you compare the cost of investing in the 300+ contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual portfolio fees and expenses.

Separate Account No.
 301.
These examples assume that you invest $100,000 in the Funds in Separate Account No. 301 under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period:	$1,877	$5,753	$9,869	$21,315
If you annuitize at the end of the applicable time period:	$2,227	$6,103	$10,219	$21,665
If you do not surrender your contract:	$1,877	$5,753	$9,869	$21,315

Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,877
Surrender Expense, 3 Years, Maximum [Dollars]	5,753
Surrender Expense, 5 Years, Maximum [Dollars]	9,869
Surrender Expense, 10 Years, Maximum [Dollars]	$ 21,315
Annuitize Example [Table Text Block]
Example

These examples are intended to help you compare the cost of investing in the 300+ contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual portfolio fees and expenses.

Separate Account No.
 301.
These examples assume that you invest $100,000 in the Funds in Separate Account No. 301 under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period:	$1,877	$5,753	$9,869	$21,315
If you annuitize at the end of the applicable time period:	$2,227	$6,103	$10,219	$21,665
If you do not surrender your contract:	$1,877	$5,753	$9,869	$21,315

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,227
Annuitized Expense, 3 Years, Maximum [Dollars]	6,103
Annuitized Expense, 5 Years, Maximum [Dollars]	10,219
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 21,665
No Surrender Example [Table Text Block]
Example

These examples are intended to help you compare the cost of investing in the 300+ contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual portfolio fees and expenses.

Separate Account No.
 301.
These examples assume that you invest $100,000 in the Funds in Separate Account No. 301 under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period:	$1,877	$5,753	$9,869	$21,315
If you annuitize at the end of the applicable time period:	$2,227	$6,103	$10,219	$21,665
If you do not surrender your contract:	$1,877	$5,753	$9,869	$21,315

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,877
No Surrender Expense, 3 Years, Maximum [Dollars]	5,753
No Surrender Expense, 5 Years, Maximum [Dollars]	9,869
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 21,315
Item 5. Principal Risks [Table Text Block]
3.
Principal Risks of Investing in the Certificate

The risks identified below are the principal risks of investing in the Certificate. The Certificate may be subject to additional risks other than those identified and described in this prospectus.

Risks Associated with Variable Investment Options

You take all the investment risk for amounts allocated to one or more of the investment options. If the Funds you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Funds in which you invest. We do not guarantee the investment results of any Fund. An investment in the Certificate is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Fund(s), each of which has its own unique risks. You should review the Funds before making an investment decision.

Insurance Company Risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the Certificate. The general obligations and any Guaranteed benefits under the Certificate are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible Adverse Tax Consequences

The tax considerations associated with the Certificate vary and can be complicated. The applicable tax rules can differ, depending on the type of plan. We cannot provide detailed information on all tax aspects of the Certificate. Moreover, the tax aspects that apply to a particular person’s Certificate may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Certificates purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Certificate. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Certificate or taking other action related to your Certificate, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Certificate.

Not a Short-Term Investment

The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Certificate is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Certificate as a short-term investment or savings vehicle and you should consider whether investing in the Certificate is consistent with the purpose for which the investment is being considered.

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the Certificate. An investment in the Certificate is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Limitations on access to cash value through withdrawals

Withdrawals may be subject to income tax and may be subject to tax penalties if taken before age 59 1/2. Withdrawals will reduce your account value. Certain withdrawals may also terminate your Certificate.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Death Benefit	Beneficiaries will receive a benefit equal to the cash value.	Standard	No additional charge	• Available only at contract issue. • Withdrawals could significantly reduce the benefit.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Disability payment	In case of disability before retirement date, you can receive the cash value.	Standard	No additional charge	• Certain plans may have restrictions. See plan for details.

Death Benefits

Your beneficiary and payment of death benefit

You designate your beneficiary when you apply for your Certificate. You may change your designation by writing to our Processing Office. You may be limited as to the beneficiary you can designate in the TSA Certificate.

The death benefit is equal to your cash value. We determine the amount of the death benefit as of the business day we receive satisfactory proof of death, any required instructions as to the method of payment and any other information we may require.

The Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019 has changed key aspects of death benefit distributions from tax qualified and tax favored contracts such as TSAs and IRAs. See the discussion of required minimum distribution rules in the SAI.

When the participant dies before distributions begin

If you die before distributions begin, we will pay the death benefit to your beneficiary.

If the designated beneficiary is your surviving spouse, the distribution of the account balance may begin at the earlier of (a) the date you would have attained the applicable RMD age (as described in “Required minimum distributions” in the SAI) or (b) the date the surviving spouse elects payment to commence. Depending on your election, we will pay the death benefit as a single sum, in periodic installments, as an annuity or as a combination of the three subject to required minimum distribution rules. If no death benefit election is in effect, the beneficiary may elect a single sum or an alternate form of benefit payment permitted under federal tax rules in effect after your death.

Beneficiary continuation option

Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the SECURE Act.

The beneficiary continuation option permits a designated individual, on the Certificate owner’s death, to maintain a Certificate with the deceased Certificate owner’s name on it and receive distributions under the Certificate, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under Regular IRA, Roth IRA and SIMPLE IRA Certificates, subject to state availability. It is not available for TSA Certificates. Please contact our Processing Office for further information.
If eligible, your beneficiary can elect to receive payments over your beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. These payments must begin no later than December 31st of the calendar year after the year of your death. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will process the request.

For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached the applicable RMD age (as described in “Required minimum distribution” in the SAI), if such time is later. For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See the discussion of required minimum distribution rules in the SAI. Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. In the case of deceased participants under government employer sponsored plans, these new rules apply to deaths after December 31, 2021.

Under the beneficiary continuation option:

•	The Certificate continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen by an EDB. Separate share treatment is not available for trusts.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the Certificate. Even in the case of IRA owners who died before December 31, 2019, if the beneficiary dies January 1, 2020 or later, legislation enacted at the end of 2019 imposes a 10-year limit on the distribution of the remaining interest.

•	Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary subject to the required minimum distribution rules or to receive any remaining interest in the Certificate in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

When the participant dies after the retirement date

If you die after distributions begin, the amount and payment mode of the distributions may continue to the beneficiary on the same basis as before your death, subject to minimum distribution rules. If the Annuitant dies while periodic distribution payments are being made, a single lump sum death benefit will be paid to the Annuitant’s beneficiary.

Disability Payment

In the case of disability (refer to your Certificate for a definition of disability) before your retirement date, we will pay you the cash value. TSA plans may be subject to certain restrictions.

Benefits Available [Table Text Block]
The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Death Benefit	Beneficiaries will receive a benefit equal to the cash value.	Standard	No additional charge	• Available only at contract issue. • Withdrawals could significantly reduce the benefit.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Disability payment	In case of disability before retirement date, you can receive the cash value.	Standard	No additional charge	• Certain plans may have restrictions. See plan for details.

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Portfolio Companies Available Under the Contract

The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH147068. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2022)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	1290 VT Small Cap Value — Equitable Investment Management Group, LLC (“EIMG”); BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.15	%^	0.07%	8.76%	—
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97	%^	-18.97%	9.23%	12.11%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.68%		-19.46%	8.13%	11.43%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	% ^	-12.86%	0.91%	1.03%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54	%^	-18.55%	8.81%	11.89%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.65	%^	-7.67%	-0.21%	0.01%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.75	%^	-11.89%	1.03%	3.90%
Equity	EQ/International Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC, Harris Associates L.P.	1.07%		-13.63%	0.33%	3.09%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.87%		-30.57%	8.14%	12.18%
Equity	EQ/Large Cap Value Managed Volatility † — EIMG; AllianceBernstein L.P.	0.86%		-11.60%	5.67%	9.46%
Asset Allocation	EQ/Moderate Allocation † — EIMG	1.08%		-15.47%	2.33%	4.25%
Money Market	EQ/Money Market * — EIMG; BNY Mellon Investment Adviser, Inc.	0.69%		1.11%	0.85%	0.46%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%		-32.15%	8.59%	12.39%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., Wellington Management Company LLP	1.25	%^	-37.29%	10.37%	15.05%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Prospectuses Available [Text Block]
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH147068. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2022)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	1290 VT Small Cap Value — Equitable Investment Management Group, LLC (“EIMG”); BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.15	%^	0.07%	8.76%	—
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97	%^	-18.97%	9.23%	12.11%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.68%		-19.46%	8.13%	11.43%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	% ^	-12.86%	0.91%	1.03%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54	%^	-18.55%	8.81%	11.89%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.65	%^	-7.67%	-0.21%	0.01%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.75	%^	-11.89%	1.03%	3.90%
Equity	EQ/International Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC, Harris Associates L.P.	1.07%		-13.63%	0.33%	3.09%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.87%		-30.57%	8.14%	12.18%
Equity	EQ/Large Cap Value Managed Volatility † — EIMG; AllianceBernstein L.P.	0.86%		-11.60%	5.67%	9.46%
Asset Allocation	EQ/Moderate Allocation † — EIMG	1.08%		-15.47%	2.33%	4.25%
Money Market	EQ/Money Market * — EIMG; BNY Mellon Investment Adviser, Inc.	0.69%		1.11%	0.85%	0.46%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%		-32.15%	8.59%	12.39%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., Wellington Management Company LLP	1.25	%^	-37.29%	10.37%	15.05%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]
The Certificate is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the Certificate” in the Prospectus.

Principal Risk [Text Block]
Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the Certificate. An investment in the Certificate is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash because it is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Certificate as a short-term investment or savings vehicle. Any withdrawals may be subject to federal and state income taxes and penalties.

For additional information about the investment profile of the contract see “Fee table” in the Prospectus.

Principal Risk [Text Block]
Not a Short-Term Investment

The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash
	because the Certificate is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Certificate as a short-term investment or savings vehicle and you should consider whether investing in the Certificate is consistent with the purpose for which the investment is being considered.
Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Certificate, each of which has its own unique risks. You should review the investment options available under the Certificate before making an investment decision.

For additional information about the risks associated with investment options see “Portfolios of the trusts” in “Investment options” and “Appendix: Portfolio Companies Available Under the Contract” later in the Prospectus.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the Certificate is subject to the risks related to the Company. The Company is solely responsible to the Certificate owner for the Certificate’s account value. The general obligations under the Certificate, including the guaranteed interest option, are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained upon request by calling
1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Principal Risk [Text Block]
Insurance Company Risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the Certificate. The general obligations and any Guaranteed benefits under the Certificate are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Risks Associated with Variable Investment Options [Member]
Prospectus:
Principal Risk [Text Block]
Risks Associated with Variable Investment Options

You take all the investment risk for amounts allocated to one or more of the investment options. If the Funds you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Funds in which you invest. We do not guarantee the investment results of any Fund. An investment in the Certificate is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Fund(s), each of which has its own unique risks. You should review the Funds before making an investment decision.

Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible Adverse Tax Consequences

The tax considerations associated with the Certificate vary and can be complicated. The applicable tax rules can differ, depending on the type of plan. We cannot provide detailed information on all tax aspects of the Certificate. Moreover, the tax aspects that apply to a particular person’s Certificate may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Certificates purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Certificate. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Certificate or taking other action related to your Certificate, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Certificate.

Limitations on access to cash value through withdrawals [Member]
Prospectus:
Principal Risk [Text Block]
Limitations on access to cash value through withdrawals

Withdrawals may be subject to income tax and may be subject to tax penalties if taken before age 59 1/2. Withdrawals will reduce your account value. Certain withdrawals may also terminate your Certificate.

Cybersecurity risks and catastrophic events [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of
	any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.
COVID19 [Member]
Prospectus:
Principal Risk [Text Block]
COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

One thousand Two Hundred Ninety VT Small Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.15%	[7]
Average Annual Total Returns, 1 Year [Percent]	0.07%
Average Annual Total Returns, 5 Years [Percent]	8.76%
EQCapital Group Research [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Capital Group Research
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Capital International, Inc.
Current Expenses [Percent]	0.97%	[7]
Average Annual Total Returns, 1 Year [Percent]	(18.97%)
Average Annual Total Returns, 5 Years [Percent]	9.23%
Average Annual Total Returns, 10 Years [Percent]	12.11%
EQCommon Stock Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(19.46%)
Average Annual Total Returns, 5 Years [Percent]	8.13%
Average Annual Total Returns, 10 Years [Percent]	11.43%
EQCore Plus Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[7]
Average Annual Total Returns, 1 Year [Percent]	(12.86%)
Average Annual Total Returns, 5 Years [Percent]	0.91%
Average Annual Total Returns, 10 Years [Percent]	1.03%
EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[7]
Average Annual Total Returns, 1 Year [Percent]	(18.55%)
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	11.89%
EQIntermediate Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc
Current Expenses [Percent]	0.65%	[7]
Average Annual Total Returns, 1 Year [Percent]	(7.67%)
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	0.01%
EQInternational Equity Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.75%	[7]
Average Annual Total Returns, 1 Year [Percent]	(11.89%)
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	3.90%
EQInternational Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[8]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates L.P.
Current Expenses [Percent]	1.07%	[8]
Average Annual Total Returns, 1 Year [Percent]	(13.63%)	[8]
Average Annual Total Returns, 5 Years [Percent]	0.33%	[8]
Average Annual Total Returns, 10 Years [Percent]	3.09%	[8]
EQLarge Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[8]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%	[8]
Average Annual Total Returns, 1 Year [Percent]	(30.57%)	[8]
Average Annual Total Returns, 5 Years [Percent]	8.14%	[8]
Average Annual Total Returns, 10 Years [Percent]	12.18%	[8]
EQLarge Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[8]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.86%	[8]
Average Annual Total Returns, 1 Year [Percent]	(11.60%)	[8]
Average Annual Total Returns, 5 Years [Percent]	5.67%	[8]
Average Annual Total Returns, 10 Years [Percent]	9.46%	[8]
EQModerate Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[8]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%	[8]
Average Annual Total Returns, 1 Year [Percent]	(15.47%)	[8]
Average Annual Total Returns, 5 Years [Percent]	2.33%	[8]
Average Annual Total Returns, 10 Years [Percent]	4.25%	[8]
EQMoney Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	EQ/Money Market	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.69%	[9]
Average Annual Total Returns, 1 Year [Percent]	1.11%	[9]
Average Annual Total Returns, 5 Years [Percent]	0.85%	[9]
Average Annual Total Returns, 10 Years [Percent]	0.46%	[9]
Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(32.15%)
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	12.39%
Multimanager Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Wellington Management Company LLP
Current Expenses [Percent]	1.25%	[7]
Average Annual Total Returns, 1 Year [Percent]	(37.29%)
Average Annual Total Returns, 5 Years [Percent]	10.37%
Average Annual Total Returns, 10 Years [Percent]	15.05%
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Beneficiaries will receive a benefit equal to the cash value.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Available only at contract issue. • Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Death Benefit
Disability payment [Member]
Prospectus:
Name of Benefit [Text Block]	Disability payment
Purpose of Benefit [Text Block]	In case of disability before retirement date, you can receive the cash value.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	Certain plans may have restrictions. See plan for details.
Name of Benefit [Text Block]	Disability payment

[1]	Expressed as an annual percentage of average daily net assets in the variable investment options. The base contract expense includes an administrative charge (0.25%) and fund related other expenses (0.14%). The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.14% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2022. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2022.
[2]	Expressed as an annual percentage of average daily net assets in the Portfolios. Portfolio fees and expenses may be based, in part, on estimated amounts of such expenses.
[3]	We charge a one time non-refundable enrollment fee of $25 for each participant in a SEP or SIMPLE IRA. Unless otherwise paid by your employer, we collect this fee from your initial contribution.
[4]	The base contract expense includes an administrative charge (0.25%) and fund related other expenses (0.14%). The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.14% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2022. These expenses may be higher or lower based on the expenses incurred by the Funds during the fiscal year ended December 31, 2022.
[5]	This charge is to reimburse us for certain administrative charges. For SEP and SIMPLE IRA, the charge is up to $15 per year. For regular IRA, Roth IRA and TSA Certificates, the minimum charge is $12 per year and the maximum charge is up to $30 per year. See “Participant service charge” in “Charges and expenses” later in this prospectus for more information.
[6]	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses.
[7]	This Portfolio’s annual expenses reflect temporary fee reductions.
[8]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[9]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.